JPMORGAN TRUST I

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

(each a “Fund”)

(All Share Classes)

Supplement dated March 1, 2022 to the Summary Prospectuses and Prospectuses dated November 1, 2021, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010	Managing Director
Silvia Trilllo	2019	Managing Director
Ove Fladberg	2022	Managing Director
Jeffrey A. Geller	2008	Managing Director

In addition, the “Management of the Funds — The Fund Managers” the first paragraph of each Prospectus is deleted in its entirety and replaced with the following:

The Funds are managed by JPMIM’s Multi-Asset Solutions Team. The members of the Multi-Asset Solutions Team responsible for management and oversight of the Funds are Daniel Oldroyd, Silvia Trillo, Ove Fladberg and Jeffrey A. Geller. In their capacity as portfolio managers, Mr. Oldroyd, Ms. Trillo, Mr. Fladberg, Mr. Geller and the team of investment professionals manage the portfolio construction, investment strategy selection and asset allocation processes for each Fund. Mr. Oldroyd, Managing Director, is the Head of Target Date Strategies for JPMIM and is a CFA and CAIA charterholder. An employee of JPMIM since 2000, Mr. Oldroyd has been a portfolio manager of the Funds since 2010. Ms. Trillo, Managing Director, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2011 and a portfolio manager of the Funds since 2019. Mr. Fladberg, Managing Director, has been an employee of JPMIM since 2007 and a portfolio manager of the Funds since 2022. As CIO for the Americas of Multi-Asset Solutions and an employee of JPMIM since 2006, Mr. Geller, Managing Director, has had investment oversight responsibility for the Funds since 2008.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-SRB-PM-322

JPMORGAN TRUST I

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

(each a “Fund”)

(All Share Classes)

Supplement dated March 1, 2022

to the Statement of Additional Information

dated November 1, 2021, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the JPMorgan SmartRetirement Funds is hereby deleted in its entirety and replaced with the following:

The following table shows information regarding the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2021.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartRetirement Blend Income Fund
Jeffrey A. Geller	39	$102,487,817	52	$65,453,491	26	$15,199,108
Daniel Oldroyd	22	56,215,299	40	60,810,848	6	20,458,708
Silvia Trillo	23	56,455,428	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0

JPMorgan SmartRetirement Blend 2020 Fund
Jeffrey A. Geller	39	101,790,404	52	65,453,491	26	15,199,108
Daniel Oldroyd	22	55,517,887	40	60,810,848	6	20,458,708
Silvia Trillo	23	55,758,016	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0

JPMorgan SmartRetirement Blend 2025 Fund
Jeffrey A. Geller	39	100,956,878	52	65,453,491	26	15,199,108
Daniel Oldroyd	22	54,684,360	40	60,810,848	6	20,458,708
Silvia Trillo	23	54,924,490	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0

SUP-SAI-SRB-322

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartRetirement Blend 2030 Fund
Jeffrey A. Geller	39	$100,619,130	52	$65,453,491	26	$15,199,108
Daniel Oldroyd	22	54,346,612	40	60,810,848	6	20,458,708
Silvia Trillo	23	54,586,742	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0

JPMorgan SmartRetirement Blend 2035 Fund
Jeffrey A. Geller	39	100,859,430	52	65,453,491	26	15,199,108
Daniel Oldroyd	22	54,586,913	40	60,810,848	6	20,458,708
Silvia Trillo	23	54,827,042	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0

JPMorgan SmartRetirement Blend 2040 Fund
Jeffrey A. Geller	39	101,110,347	52	65,453,491	26	15,199,108
Daniel Oldroyd	22	54,837,829	40	60,810,848	6	20,458,708
Silvia Trillo	23	55,077,959	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0

JPMorgan SmartRetirement Blend 2045 Fund
Jeffrey A. Geller	39	101,566,348	52	65,453,491	26	15,199,108
Daniel Oldroyd	22	55,293,831	40	60,810,848	6	20,458,708
Silvia Trillo	23	55,533,960	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0

JPMorgan SmartRetirement Blend 2050 Fund
Jeffrey A. Geller	39	101,954,760	52	65,453,491	26	15,199,108
Daniel Oldroyd	22	55,682,242	40	60,810,848	6	20,458,708
Silvia Trillo	23	55,922,372	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0

JPMorgan SmartRetirement Blend 2055 Fund
Jeffrey A. Geller	39	102,563,137	52	65,453,491	26	15,199,108
Daniel Oldroyd	22	56,290,619	40	60,810,848	6	20,458,708
Silvia Trillo	23	56,530,749	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0

JPMorgan SmartRetirement Blend 2060 Fund
Jeffrey A. Geller	39	103,053,780	52	65,453,491	26	15,199,108
Daniel Oldroyd	22	56,781,262	40	60,810,848	6	20,458,708
Silvia Trillo	23	57,021,392	40	60,810,848	4	770,657
Ove Fladberg[1]	4	20,467,483	0	0	0	0

1	As of 12/31/2021.

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2021.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartRetirement Blend Income Fund
Jeffrey A. Geller	0	$0	0	$0	1	$540,685
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2020 Fund
Jeffrey A. Geller	0	0	0	0	1	540,685
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2025 Fund
Jeffrey A. Geller	0	0	0	0	1	540,685
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2030 Fund
Jeffrey A. Geller	0	0	0	0	1	540,685
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2035 Fund
Jeffrey A. Geller	0	0	0	0	1	540,685
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2040 Fund
Jeffrey A. Geller	0	0	0	0	1	540,685
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2045 Fund
Jeffrey A. Geller	0	0	0	0	1	540,685
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartRetirement Blend 2050 Fund
Jeffrey A. Geller	0	$0	0	$0	1	$540,685
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2055 Fund
Jeffrey A. Geller	0	0	0	0	1	540,685
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2060 Fund
Jeffrey A. Geller	0	0	0	0	1	540,685
Daniel Oldroyd	0	0	0	0	0	0
Silvia Trillo	0	0	0	0	0	0
Ove Fladberg[1]	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

1	As of 12/31/2021.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the JPMorgan SmartRetirement Funds is hereby deleted in its entirety and replaced with the following:

The following table indicates for each Fund the dollar range of securities beneficially owned by each portfolio manager, as of June 30, 2021. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan SmartRetirement Blend Income Fund
Jeffrey A. Geller	X
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X

JPMorgan SmartRetirement Blend 2020 Fund
Jeffrey A. Geller	X
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan SmartRetirement Blend 2025 Fund
Jeffrey A. Geller	X
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X

JPMorgan SmartRetirement Blend 2030 Fund
Jeffrey A. Geller	X
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X

JPMorgan SmartRetirement Blend 2035 Fund
Jeffrey A. Geller	X
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X

JPMorgan SmartRetirement Blend 2040 Fund
Jeffrey A. Geller	X
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X

JPMorgan SmartRetirement Blend 2045 Fund
Jeffrey A. Geller	X
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X

JPMorgan SmartRetirement Blend 2050 Fund
Jeffrey A. Geller	X
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X

JPMorgan SmartRetirement Blend 2055 Fund
Jeffrey A. Geller	X
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X

JPMorgan SmartRetirement Blend 2060 Fund
Jeffrey A. Geller	X
Daniel Oldroyd	X
Silvia Trillo	X
Ove Fladberg[1]	X

1	As of 2/28/2022.

In addition, also effective immediately, the fifth paragraph under “Acting for Multiple Clients.” in the “POTENTIAL CONFLICTS OF INTEREST” section of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The portfolio managers of certain Funds-of-Funds and separate accounts have access to the holdings and may have knowledge of the investment strategies and techniques of certain underlying Funds because they (i) receive portfolio holding information concerning accounts that are managed in a similar strategy as an underlying Fund that is not subject to the same restrictions as the underlying Funds and/or (ii) they serve as or oversee the portfolio manager(s) of the underlying Funds. In addition, the portfolio managers of certain Funds-of-Funds and separate accounts have periodic access to risk exposure information such as currency, sector, region, country, asset class, credit quality, volatility characteristics, VaR and stress information, exposure versus benchmarks, duration and Environmental, Social and Governance (“ESG”) ratings based on the aggregate daily holdings of the underlying Funds in which such Funds-of-Funds and separate accounts invest. They therefore face conflicts of interest in the timing and amount of allocations to or redemptions from an underlying Fund, as well as in the choice of an underlying Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE